LOANS AND PAYMENT PLAN RECEIVABLES, Troubled Debt Restructurings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract	Dec. 31, 2013 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		$ 88,330	$ 110,174
Troubled debt restructuring, specific reserve		10,900	12,200
Additional amounts committed to lend as troubled debt restructurings		$ 40	$ 40
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		46	70	102
Pre-modification recorded balance		$ 5,589	$ 7,123	$ 11,955
Post-modification recorded balance		5,097	6,308	10,368
Increase (decrease) in allowance for loan losses		400	200	(300)
Charge offs due to troubled debt restructurings		$ 160	$ 40	$ 500
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		5	3	9
Recorded Balance		$ 234	$ 444	$ 1,486
Past due period for modified loans		90 days
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted		$ (30)	20	0
Charge-offs on TDRs that subsequently defaulted		$ 0	0	$ 200
Minimum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period		9 months
Modifications involving extension of maturity date, period range		1 month
Maximum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period		36 months
Modifications involving extension of maturity date, period range		60 months
Maximum in Certain Circumstances [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period		480 months
Modifications involving extension of maturity date, period range		230 months
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		$ 16,359	31,453
Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		$ 71,971	$ 78,721
Income Producing - Real Estate [Member] | Commercial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		2	4	6
Pre-modification recorded balance		$ 229	$ 426	$ 4,798
Post-modification recorded balance		$ 227	$ 389	$ 3,869
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	1
Recorded Balance		$ 0	$ 0	$ 693
Land, Land Development and Construction Real Estate [Member] | Commercial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	2	1
Pre-modification recorded balance		$ 0	$ 55	$ 16
Post-modification recorded balance		$ 0	$ 44	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	1
Recorded Balance		$ 0	$ 0	$ 334
Commercial and Industrial [Member] | Commercial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		17	13	23
Pre-modification recorded balance		$ 3,188	$ 2,236	$ 2,522
Post-modification recorded balance		$ 2,960	$ 1,606	$ 1,901
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		2	2	2
Recorded Balance		$ 157	$ 319	$ 143
1-4 Family [Member] | Mortgage [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		8	15	20
Pre-modification recorded balance		$ 1,345	$ 1,576	$ 1,968
Post-modification recorded balance		$ 1,128	$ 1,570	$ 1,995
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		2	1	1
Recorded Balance		$ 73	$ 125	$ 106
Resort Lending [Member] | Mortgage [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		1	6	5
Pre-modification recorded balance		$ 313	$ 1,583	$ 1,240
Post-modification recorded balance		$ 307	$ 1,572	$ 1,231
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	1
Recorded Balance		$ 0	$ 0	$ 156
Home Equity - 1st Lien [Member] | Mortgage [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		1	1	1
Pre-modification recorded balance		$ 20	$ 17	$ 95
Post-modification recorded balance		$ 20	$ 14	$ 97
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Home Equity - 1st Lien [Member] | Installment [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		6	13	25
Pre-modification recorded balance		$ 220	$ 631	$ 659
Post-modification recorded balance		$ 186	$ 523	$ 657
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	2
Recorded Balance		$ 0	$ 0	$ 32
Home Equity - 2nd Lien [Member] | Mortgage [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		1	1	0
Pre-modification recorded balance		$ 27	$ 85	$ 0
Post-modification recorded balance		$ 27	$ 84	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Home Equity - 2nd Lien [Member] | Installment [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		8	9	16
Pre-modification recorded balance		$ 228	$ 400	$ 508
Post-modification recorded balance		$ 217	$ 400	$ 508
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	1
Recorded Balance		$ 0	$ 0	$ 22
Purchased Loans [Member] | Mortgage [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0
Pre-modification recorded balance		$ 0
Post-modification recorded balance		$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0
Recorded Balance		$ 0
Loans Not Secured By Real Estate [Member] | Installment [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		2	6	5
Pre-modification recorded balance		$ 19	$ 114	$ 149
Post-modification recorded balance		$ 25	$ 106	$ 110
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		1	0	0
Recorded Balance		$ 4	$ 0	$ 0
Other [Member] | Installment [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	0	0
Pre-modification recorded balance		$ 0	$ 0	$ 0
Post-modification recorded balance		$ 0	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		81,512	102,971
Performing TDR's [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		13,318	29,475
Performing TDR's [Member] | Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		68,194	73,496
Non-performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[1]	6,818	7,203
Non-performing TDR's [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[1]	3,041	1,978
Non-performing TDR's [Member] | Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[1],[2]	$ 3,777	$ 5,225

[1]	Included in non-performing loans table.
[2]	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.